Schedule of components of income tax (credit) expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current income tax on profits for the period	$ 13,208	$ 3
Tax on unappropriated retained earnings		1,377
Prior year income tax under estimation	519	19,588
Total current income tax	13,727	20,968
Origination and reversal of temporary differences	(8,215)	(404,016)
Income tax (credit) expense	$ 5,512	$ (383,048)